ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Balance, beginning of year	$ 895,085	$ 783,539	$ 783,539	$ 798,605
Accretion expense	28,896	29,192	38,923	46,148
Reclamation obligations settled	0	0	0	(18,737)
Additions and changes in estimates	0	0	72,623	(42,477)
Balance, end of year	$ 923,981	$ 812,731	$ 895,085	$ 783,539